Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Retrospective Adjustments to Balance Sheet

The retrospective adjustments to the December 31, 2014 balance sheet are shown below.

	December 31, 2014 Before Adjustment	Adjustment Effect	December 31, 2014 As Adjusted
		(In thousands)
Prepaid expenses and other current assets	12,999	(1,655)	11,344
Other long-term assets	14,126	(10,540)	3,586
Accrued liabilities	101,758	(50,522)	51,236
Long-term debt	783,000	(12,455)	770,545
Deferred tax liabilities	64,077	50,522	114,599